Net (loss) income per share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ 884,158	$ 135,504		¥ 468,173		¥ (1,937,689)
Accretion to Preferred Shares redemption value | ¥							(71,628)
Deemed dividend to Series A Preferred Shareholders | ¥							(496,995)
Numerator for basic and diluted net loss per share		¥ 884,158	$ 135,504		¥ 468,173		¥ (2,506,312)
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		227,081,238	227,081,238		214,811,862		166,828,435
—Diluted effect of share option		8,076,339	8,076,339		14,060,031		0
—Diluted effect of restricted share units		3,474,036	3,474,036		3,153,068		0
WeightedAverageNumberOfDilutedSharesOutstanding		238,631,613	238,631,613		232,024,961		166,828,435
Net (loss) income per ordinary share
Basic | (per share)	[1]	¥ 3.89	$ 0.60		¥ 2.18		¥ (15.02)
Diluted | (per share)		¥ 3.71	$ 0.57	[1]	¥ 2.02	[1]	¥ (15.02)	[1]
ADS [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		227,081,238	227,081,238		214,811,862		166,828,435
WeightedAverageNumberOfDilutedSharesOutstanding		238,631,613	238,631,613		232,024,961		166,828,435
Net (loss) income per ordinary share
Basic | (per share)	[1]	¥ 3.89	$ 0.60		¥ 2.18		¥ (15.02)
Diluted | (per share)	[1]	¥ 3.71	$ 0.57		¥ 2.02		¥ (15.02)

[1]	* Each ADS represents one Class A ordinary share.